Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment	$ 4,114,542	$ 3,783,713
Accumulated depreciation	(1,270,918)	(865,393)
Total property and equipment	2,843,624	2,918,320
Internally-developed software [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	904,154	691,745
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	126,007	126,007
Equipment and vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	$ 3,084,381	$ 2,965,961